Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) PerformanceObligation $ / ¥	Dec. 31, 2025 USD ($) PerformanceObligation	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($) $ / ¥
Significant Accounting Policies [Line Items]
Sale or purchase of assets or rights minimum amount	¥ 50
Option agreement maximum contract amount	¥ 50
Aggregate percentage of variable interest entity assets on Group's consolidated total assets	3.30%		21.40%		3.30%
Aggregate percentage of variable interest entity liabilities on Group's consolidated total liabilities	18.60%		40.90%		18.60%
Consolidated VIE assets	¥ 2,047,218		¥ 2,121,163		$ 292,750
Consolidated VIE creditor	¥ 1,103,151		1,521,305		$ 157,751
Currency exchange rate, Renminbi ("RMB") to U.S. dollar | $ / ¥	6.9931				6.9931
Impairment loss on long-lived assets	¥ 67,931	$ 9,714	0	¥ 0
Rate of VAT	6.00%	6.00%
Percentage of sale of goods on revenue	13.00%	13.00%
Rate of VAT, simple VAT collection method	3.00%	3.00%
Advertising expenses	¥ 536,446		588,918	556,088
Cash and cash equivalents available for conversion to foreign currency	¥ 211,175		¥ 147,737
Percentage of cash and cash equivalents available for conversion to foreign currency	36.70%		29.10%		36.70%
Total Net Revenues | Customer Concentration Risk | Customer
Significant Accounting Policies [Line Items]
Revenues from customers individually representing portion of total net revenues	10.00%	10.00%
Other Income
Significant Accounting Policies [Line Items]
Government subsidies	¥ 1,484		¥ 2,133	¥ 6,045
ASU 2023-09
Significant Accounting Policies [Line Items]
Change In accounting principle accounting standards update adopted	true				true
Change in accounting principle accounting standards update adoption date	Jan. 01, 2025				Jan. 01, 2025
Change in accounting principle, accounting standards update, immaterial effect	true				true
Degree- or Diploma-oriented Post-secondary Courses
Significant Accounting Policies [Line Items]
Weighted average service period	16 months	16 months
Professional Certification Preparation, Professional Skills and Interest Courses
Significant Accounting Policies [Line Items]
Weighted average service period	4 months	4 months
Online Education Service and Insurance Service
Significant Accounting Policies [Line Items]
Number of performance obligation | PerformanceObligation	2	2
VIEs
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 66,693		453,905
Consolidated VIE creditor	205,352		¥ 761,231
VIEs | Nonrecourse
Significant Accounting Policies [Line Items]
Consolidated VIE creditor	0
VIEs | Assets Pledged as Collateral
Significant Accounting Policies [Line Items]
Consolidated VIE assets	¥ 0
Minimum
Significant Accounting Policies [Line Items]
Term of repayment of principal installments on which interest expense and service fees payable	3 months	3 months
Maximum
Significant Accounting Policies [Line Items]
Time for full refund of transaction price	24 hours	24 hours
Term of repayment of principal installments on which interest expense and service fees payable	12 months	12 months
WFOE | Minimum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	10.00%				10.00%
WFOE | Maximum
Significant Accounting Policies [Line Items]
Ownership percentage by parent	100.00%				100.00%